Segment information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of geographical areas [line items]
Revenue	$ 43,594	$ 34,936	$ 85,053	$ 66,991
North America
Disclosure of geographical areas [line items]
Revenue	32,895	26,437	64,372	50,292
Rest of World
Disclosure of geographical areas [line items]
Revenue	$ 10,699	$ 8,499	$ 20,681	$ 16,699